Note 18 - Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of contractual obligation [text block]
	Total	Less than 1 year	1-3 Years	3-5 Years	More than 5 years
	$	$	$	$	$
Minera Juanicipio (1)	-	-	-	-	-
Financing and consulting contractual commitments	496	252	244	-	-
Total Obligations and Commitments	496	252	244	-	-